Commitments for Expenditure	12 Months Ended
Jun. 30, 2025
Statements [Line Items]
Commitments for Expenditure	NOTE 27. COMMITMENTS FOR EXPENDITURE There were no material commitments for expenditure in existence at June 30, 2025 and June 30, 2024.